INCOME TAXES (Schedule of Reconciliation of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (137,018)	$ (91,329)	$ (389)
Statutory tax rate	23.00%	23.00%	23.00%
Theoretical tax benefit	$ (31,514)	$ (21,006)	$ (89)
Excess tax benefits related to share-based compensation	(1,817)	(4,424)	(3,645)
Non-deductible expenses	6,325	3,988	3,054
Intra-entity intellectual property transfer	0	0	5,036
Valuation allowance	1,538	1,896	0
Unrecognized tax benefits	(1,914)	(1,638)	(322)
Foreign and preferred enterprise tax rates differential	18,450	12,171	1,714
Impact of CARES Act	0	0	(683)
Prior years and others	2,282	1,630	304
Income tax expense (tax benefit)	$ (6,650)	$ (7,383)	$ 5,369